Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Discontinued Operations [Abstract]
Revenue				$ 13,037
Operating Expenses:
General and administration expenses		6,866		51,138
Research and development		129,947		172,929
Total operating expenses		136,813		224,067
Provision for income taxes
Loss from discontinued operation, net of tax		$ (136,813)		$ (211,030)	$ 34,803	$ (78,107)